Shareholders' Equity (Details)					12 Months Ended
	May 13, 2021	Jun. 30, 2020 item $ / shares shares	Jun. 29, 2020 $ / shares shares	Dec. 31, 2018 item	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2020 $ / shares
Stockholder's Equity
Share capital | $							$ 79,547,000
Number of classes of common stock outstanding | item				1
Reverse stock split	0.25
Number of shares issued for each warrant			1
Term of warrants			12 months
Exercise price of warrants | $ / shares			$ 6.40
Number of warrants exercised					13,559,300	13,559,300
Proceeds from exercise of warrants | $					$ 17,474,000
Private Placement
Stockholder's Equity
Number of pre-consolidation common share in each unit			1
Number of warrants in each unit			0.5
Number of common share warrants			13,839,413
Number of warrants exercised | item		4
Number of shares issued for each warrant		1
Term of warrants		12 months
Exercise price of warrants | $ / shares		$ 6.40						$ 6.40
Number of warrants exercised					13,559,300	13,559,300
Common shares exercised					3,389,825	3,389,825
Proceeds from exercise of warrants					$ 17,473,000	$ 21,695,000